10-K Discontinued operations - Summary of major classes of assets and liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Total current assets	$ 3,054	$ 3,681	$ 15,653
Total assets	3,054	3,681	15,653	$ 21,487
Liabilities
Total current liabilities	6,839	7,073	8,905
Total liabilities	6,839	7,073	8,905	$ 9,173
Disposed of by sale
Assets
Inventories, net		0	3,717
Prepaid expenses and other current assets	0	278	62
Total current assets	0	278	3,779
Deferred tax asset	3,053	3,020	7,363
Property, plant and equipment, net		0	3,822
Right-of-use assets, operating lease, net		0	689
Total non-current assets	3,053	3,020	11,874
Total assets	3,053	3,298	15,653
Liabilities
Accrued expenses	6,839	7,060	8,318
Lease liabilities, operating — current	0	13	140
Total current liabilities	6,839	7,073	8,458
Lease liabilities, operating - net of current		0	13
Total non-current liabilities		0	13
Total liabilities	$ 6,839	$ 7,073	$ 8,471